Stock-Based Compensation (Narrative) (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
May 27, 2012 Y plans
Number of stock plans that no longer issue shares (plans)	4
Maximum terms of awards (years)	10
Vesting period, years minimum (years)	1
Vesting period, years maximum (years)	4
2002 Plan
Shares available for issuance (shares)	18,300
Vesting period, years minimum (years)	3
Vesting period, years maximum (years)	5
RARE Plan
Shares available for issuance (shares)	3,900
Director Stock Plan
Shares available for issuance (shares)	375
Director Compensation Program
Shares available for issuance (shares)	100
Annual award common stock, fair value	0.1
1995 Plan
Shares available for issuance (shares)	33,300
Vesting period, years minimum (years)	3
Vesting period, years maximum (years)	5
2000 Plan
Shares available for issuance (shares)	5,400
Vesting period, years minimum (years)	3
Vesting period, years maximum (years)	5